Taxes - Summary of Tax Losses and Scientific Research and Experimental Development Expenditure (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Tax Credit Carryforward [Line Items]
SR&ED Expenditure Pool	$ 19,061
Tax Losses	71,999	$ 77,647
Canada [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	52,724
U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	19,275
2030 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	1,146
2030 [Member] | Canada [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	1,146
2031 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	3,043
2031 [Member] | Canada [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	2,442
2031 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	601
2032 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	6,542
2032 [Member] | Canada [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	4,458
2032 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	2,084
2033 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	31,510
2033 [Member] | Canada [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	26,703
2033 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	4,807
2034 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	11,905
2034 [Member] | Canada [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	4,276
2034 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	7,629
2035 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	6,043
2035 [Member] | Canada [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	1,889
2035 [Member] | U.S. [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	4,154
2036 [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	11,810
2036 [Member] | Canada [Member]
Tax Credit Carryforward [Line Items]
Tax Losses	11,810
Indefinite [Member]
Tax Credit Carryforward [Line Items]
SR&ED Expenditure Pool	$ 19,061